JGH
Nuveen Global High Income Fund
Portfolio of Investments    March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 136.0% (98.1% of Total Investments)
	CORPORATE BONDS – 90.7% (65.4% of Total Investments)
	Aerospace & Defense – 0.1%
$475	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	$502,313
	Air Freight & Logistics – 0.1%
500	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	488,040
	Airlines – 0.5%
1,710	Grupo Aeromexico SAB de CV, 144A	8.500%	3/17/27	N/R	1,692,900
3,000	Virgin Australia Holdings Pty Ltd, 144A, (3)	7.875%	10/15/22	N/R	101,250
4,710	Total Airlines				1,794,150
	Auto Components – 2.1%
2,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	BB-	1,903,420
3,000	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB-	2,808,795
3,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	Ba2	2,955,000
8,000	Total Auto Components				7,667,215
	Banks – 1.2%
875	Access Bank PLC, 144A	6.125%	9/21/26	B2	822,500
1,000	Akbank TAS, 144A	6.800%	2/06/26	B2	973,470
1,250	Grupo Aval Ltd, 144A	4.375%	2/04/30	BB+	1,082,475
1,525	Turkiye Vakiflar Bankasi TAO, 144A	5.500%	10/01/26	B	1,386,085
4,650	Total Banks				4,264,530
	Beverages – 1.9%
730	CNTL AMR BOTTLING CORP, 144A	5.250%	4/27/29	BB+	726,350
3,500	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	3,167,850
3,425	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	2,920,121
7,655	Total Beverages				6,814,321
	Biotechnology – 0.4%
1,500	Emergent BioSolutions Inc, 144A	3.875%	8/15/28	BB-	1,345,635
	Building Products – 0.2%
625	Cemex SAB de CV, 144A	5.125%	N/A	B+	613,281
	Capital Markets – 3.2%
1,500	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	1,383,765
600	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	564,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$2,000	Compass Group Diversified Holdings LLC, 144A	5.000%	1/15/32	B+	$1,810,000
2,000	Hunt Cos Inc, 144A	5.250%	4/15/29	BB-	1,905,300
1,275	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB	1,251,317
1,550	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.375%	2/01/29	BB	1,422,125
1,900	LPL Holdings Inc, 144A	4.375%	5/15/31	BB	1,837,195
1,250	NFP Corp, 144A	6.875%	8/15/28	CCC+	1,193,750
12,075	Total Capital Markets				11,367,452
	Chemicals – 4.7%
905	ASP Unifrax Holdings Inc, 144A	5.250%	9/30/28	BB	840,686
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	1,037,025
2,275	Consolidated Energy Finance SA, 144A	5.625%	10/15/28	B+	2,104,375
1,905	EverArc Escrow Sarl, 144A	5.000%	10/30/29	BB-	1,740,694
600	OCP SA, 144A	5.125%	6/23/51	BB+	498,000
960	Olympus Water US Holding Corp, 144A	4.250%	10/01/28	B2	871,858
1,160	Olympus Water US Holding Corp, 144A	6.250%	10/01/29	CCC+	1,026,600
2,711	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	2,683,890
1,500	Sasol Financing USA LLC	5.500%	3/18/31	BB	1,400,400
2,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.125%	4/01/29	B	1,845,460
1,600	Tronox Inc, 144A	4.625%	3/15/29	BB-	1,498,000
380	WR Grace Holdings LLC, 144A	4.875%	6/15/27	BB+	371,811
1,005	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	939,775
18,001	Total Chemicals				16,858,574
	Commercial Services & Supplies – 3.9%
1,750	ADT Security Corp, 144A	4.125%	8/01/29	BB-	1,625,312
1,275	ADT Security Corp, 144A	4.875%	7/15/32	BB-	1,173,000
2,000	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28	B	1,889,800
500	Covanta Holding Corp, 144A	4.875%	12/01/29	B1	477,350
1,500	Garda World Security Corp, 144A	4.625%	2/15/27	BB+	1,437,675
2,170	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	2,064,212
2,000	Pitney Bowes Inc, 144A	6.875%	3/15/27	B2	1,891,640
2,500	Pitney Bowes Inc, 144A	7.250%	3/15/29	BB	2,358,175
1,100	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,076,455
14,795	Total Commercial Services & Supplies				13,993,619
	Communications Equipment – 0.3%
1,125	Avaya Inc, 144A	6.125%	9/15/28	BB	1,109,441

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Construction Materials – 0.6%
$900	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	$963,000
750	Cemex SAB de CV, 144A	3.875%	7/11/31	BB	684,383
450	Volcan Cia Minera SAA, 144A	4.375%	2/11/26	BB	430,875
2,100	Total Construction Materials				2,078,258
	Containers & Packaging – 1.2%
900	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	BB-	811,035
290	Clydesdale Acquisition Holdings Inc, 144A, (WI/DD)	6.625%	4/15/29	N/R	293,263
1,400	LABL Inc, 144A	5.875%	11/01/28	B2	1,312,500
1,000	LABL Inc, 144A	8.250%	11/01/29	CCC+	882,500
945	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, 144A	4.375%	9/30/28	B+	868,275
4,535	Total Containers & Packaging				4,167,573
	Diversified Financial Services – 0.5%
1,125	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B	1,130,968
815	Mexico Remittances Funding Fiduciary Estate Management Sarl, 144A	4.875%	1/15/28	BB+	636,108
1,940	Total Diversified Financial Services				1,767,076
	Diversified Telecommunication Services – 3.7%
3,825	Altice France SA/France, 144A	5.125%	7/15/29	B	3,428,156
1,830	Altice France SA/France, 144A	5.500%	10/15/29	B	1,642,022
1,000	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	935,000
1,905	Frontier Communications Holdings LLC, 144A	6.000%	1/15/30	BB-	1,762,125
1,155	Iliad Holding SASU, 144A	6.500%	10/15/26	BB-	1,158,119
2,375	Iliad Holding SASU, 144A	7.000%	10/15/28	BB-	2,378,515
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BB	1,945,000
14,090	Total Diversified Telecommunication Services				13,248,937
	Electric Utilities – 1.0%
1,000	AES Andres BV, 144A	5.700%	5/04/28	BB-	945,840
800	Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	745,008
1,400	Eskom Holdings SOC Ltd, 144A	6.350%	8/10/28	Ba2	1,428,840
750	NPC Ukrenergo, 144A	6.875%	11/09/26	Caa2	281,250
3,950	Total Electric Utilities				3,400,938
	Electronic Equipment, Instruments & Components – 0.8%
3,125	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	3,009,250
	Energy Equipment & Services – 0.8%
1,200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,213,464

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Energy Equipment & Services (continued)
$1,625	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	$1,601,584
2,825	Total Energy Equipment & Services				2,815,048
	Entertainment – 0.3%
1,070	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	1,119,488
	Equity Real Estate Investment Trust – 0.2%
880	XHR LP, 144A	4.875%	6/01/29	B1	854,858
	Food & Staples Retailing – 0.5%
750	BRF SA, 144A	5.750%	9/21/50	Ba2	660,000
1,065	Performance Food Group Inc, 144A	4.250%	8/01/29	B+	970,481
1,815	Total Food & Staples Retailing				1,630,481
	Food Products – 0.3%
1,225	Amaggi Luxembourg International Sarl, 144A	5.250%	1/28/28	BB	1,194,277
	Gas Utilities – 1.8%
4,425	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	4,084,142
250	Suburban Propane Partners LP/Suburban Energy Finance Corp, 144A	5.000%	6/01/31	BB-	234,375
2,250	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	2,114,168
6,925	Total Gas Utilities				6,432,685
	Health Care Equipment & Supplies – 0.4%
1,495	Embecta Corp, 144A	5.000%	2/15/30	Ba3	1,410,091
	Health Care Providers & Services – 4.8%
2,110	AHP Health Partners Inc, 144A	5.750%	7/15/29	CCC+	1,962,300
450	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	BB-	458,296
3,075	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	3,021,187
275	CHS/Community Health Systems Inc, 144A	6.125%	4/01/30	CCC	255,879
1,910	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,804,726
920	Owens & Minor Inc, 144A	6.625%	4/01/30	BB-	946,689
3,000	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	2,692,500
3,500	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B+	3,556,875
2,400	Tenet Healthcare Corp, 144A	4.375%	1/15/30	BB-	2,303,832
17,640	Total Health Care Providers & Services				17,002,284
	Hotels, Restaurants & Leisure – 3.5%
375	Arcos Dorados Holdings Inc, 144A	5.875%	4/04/27	Ba2	383,760
1,050	CDI Escrow Issuer Inc, 144A, (WI/DD)	5.750%	4/01/30	B+	1,060,500
1,980	Cinemark USA Inc, 144A	5.250%	7/15/28	B	1,849,082
2,210	Constellation Merger Sub Inc, 144A	8.500%	9/15/25	CCC-	2,071,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$835	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	4.625%	1/15/29	B	$791,162
400	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	6.750%	7/15/30	CCC+	367,988
830	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB-	792,065
400	International Game Technology PLC, 144A	5.250%	1/15/29	BB+	399,000
1,700	Life Time Inc, 144A	5.750%	1/15/26	B	1,698,283
1,175	MGM China Holdings Ltd, 144A	5.875%	5/15/26	B+	1,070,719
600	Playtika Holding Corp, 144A	4.250%	3/15/29	B	553,500
1,750	Wynn Macau Ltd, 144A	5.500%	10/01/27	B+	1,513,750
13,305	Total Hotels, Restaurants & Leisure				12,551,684
	Independent Power & Renewable Electricity Producers – 1.4%
2,815	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	2,712,703
1,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB-	694,680
825	Investment Energy Resources Ltd, 144A	6.250%	4/26/29	BB-	833,258
654	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	621,399
5,294	Total Independent Power & Renewable Electricity Producers				4,862,040
	Insurance – 3.2%
1,125	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	1,198,125
2,475	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	2,248,340
100	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	96,187
520	AmWINS Group Inc, 144A	4.875%	6/30/29	B-	499,210
4,200	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	3,916,500
1,000	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	978,420
1,500	GTCR AP Finance Inc, 144A	8.000%	5/15/27	N/R	1,517,475
1,000	SBL Holdings Inc, 144A	6.500%	12/30/49	BB	912,500
11,920	Total Insurance				11,366,757
	Interactive Media & Services – 0.4%
250	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	231,087
1,225	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B+	1,095,916
1,475	Total Interactive Media & Services				1,327,003
	Internet & Direct Marketing Retail – 0.2%
650	B2W Digital Lux Sarl, 144A	4.375%	12/20/30	Ba1	559,624
	IT Services – 4.2%
3,200	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	2,858,944
2,225	CA Magnum Holdings, 144A	5.375%	10/31/26	BB-	2,191,625
2,225	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	2,132,918

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	IT Services (continued)
$5,000	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	$5,100,000
3,000	Virtusa Corp, 144A	7.125%	12/15/28	CCC+	2,790,000
15,650	Total IT Services				15,073,487
	Machinery – 1.0%
3,625	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	3,634,063
	Media – 5.0%
100	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB+	93,829
1,250	CSC Holdings LLC, 144A	5.375%	2/01/28	BB	1,213,200
2,285	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A	5.875%	8/15/27	BBB-	2,247,869
1,190	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	1,133,475
1,095	DISH DBS Corp, 144A	5.750%	12/01/28	Ba3	1,036,144
2,550	DISH DBS Corp	5.125%	6/01/29	B	2,171,554
1,545	Gray Escrow Inc, 144A	5.375%	11/15/31	BB-	1,477,352
1,325	Gray Television Inc, 144A	4.750%	10/15/30	BB-	1,230,594
1,275	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	1,217,236
1,500	UPC Broadband Finco BV, 144A	4.875%	7/15/31	BB+	1,408,305
925	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	918,063
4,000	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	3,740,000
19,040	Total Media				17,887,621
	Metals & Mining – 3.7%
3,000	AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	3,284,000
700	Cia de Minas Buenaventura SAA, 144A	5.500%	7/23/26	BB	688,632
890	Commercial Metals Co	4.125%	3/15/32	BB+	826,587
875	Constellium SE, 144A	3.750%	4/15/29	B	785,313
1,750	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B+	1,798,737
1,500	Gold Fields Orogen Holdings BVI Ltd, 144A	6.125%	5/15/29	Baa3	1,624,500
4,270	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	4,025,628
12,985	Total Metals & Mining				13,033,397
	Oil, Gas & Consumable Fuels – 15.6%
1,800	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	1,947,816
1,335	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB	1,333,638
244	Antero Resources Corp, 144A	8.375%	7/15/26	BB+	269,010
625	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B-	581,250
1,875	Cosan SA, 144A	5.500%	9/20/29	BB	1,843,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,900	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	$1,882,596
625	Ecopetrol SA	6.875%	4/29/30	Baa3	655,825
1,000	Ecopetrol SA	5.875%	11/02/51	Baa3	850,930
2,351	Energean Israel Finance Ltd, Reg S, 144A	5.875%	3/30/31	BB-	2,242,657
200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	204,000
425	EQM Midstream Partners LP, 144A	4.500%	1/15/29	BB	397,375
525	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	490,875
500	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B	493,150
500	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB	501,250
525	Kosmos Energy Ltd, 144A	7.750%	5/01/27	B+	515,812
3,000	Laredo Petroleum Inc	9.500%	1/15/25	B	3,127,965
1,500	Leviathan Bond Ltd, Reg S, 144A	6.500%	6/30/27	BB	1,534,195
500	Medco Laurel Tree Pte Ltd, 144A	6.950%	11/12/28	B+	487,969
1,000	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,008,000
4,000	MEG Energy Corp, 144A	5.875%	2/01/29	BB-	4,055,000
2,500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B	2,450,700
1,600	Murphy Oil Corp	5.875%	12/01/27	BB+	1,628,000
2,645	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	2,620,587
700	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	688,583
1,325	Parkland Corp, 144A	4.500%	10/01/29	BB	1,228,467
1,890	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	1,757,700
1,250	Petrobras Global Finance BV	5.093%	1/15/30	Ba1	1,248,450
1,350	Petrobras Global Finance BV	5.600%	1/03/31	Ba1	1,366,875
980	Petrobras Global Finance BV	6.900%	3/19/49	Ba1	973,610
550	Petrobras Global Finance BV	5.500%	6/10/51	Ba1	471,955
4,671	Petroleos Mexicanos	6.700%	2/16/32	Ba3	4,437,450
500	Range Resources Corp, 144A	4.750%	2/15/30	BB-	496,590
619	Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B+	606,224
1,500	SierraCol Energy Andina LLC, 144A	6.000%	6/15/28	B1	1,361,250
2,000	SM Energy Co	5.625%	6/01/25	BB-	1,997,500
1,000	SM Energy Co	6.750%	9/15/26	BB-	1,028,275
475	Sunoco LP / Sunoco Finance Corp	4.500%	5/15/29	BB	448,132
1,410	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	4/30/30	BB	1,299,012
1,000	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	B-	988,190
1,250	Tullow Oil PLC, 144A	10.250%	5/15/26	B2	1,273,600
3,000	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	3,011,520
56,645	Total Oil, Gas & Consumable Fuels				55,805,108

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Personal Products – 1.6%
$3,000	HFC Prestige Products Inc/HFC Prestige International US LLC, 144A	4.750%	1/15/29	B+	$2,799,345
1,175	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	1,083,938
2,325	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	7.000%	12/31/27	CCC	1,964,625
6,500	Total Personal Products				5,847,908
	Pharmaceuticals – 3.2%
1,000	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	823,570
2,740	Bausch Health Cos Inc, 144A	4.875%	6/01/28	BB	2,623,550
1,000	Bausch Health Cos Inc, 144A	7.250%	5/30/29	B	852,930
1,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	Caa2	877,500
2,650	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB-	2,557,250
1,500	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	1,399,725
1,800	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	1,886,850
495	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/09/29	Ba2	475,804
12,185	Total Pharmaceuticals				11,497,179
	Real Estate Management & Development – 2.0%
975	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	914,804
1,050	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	987,000
1,125	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,084,646
2,175	Kennedy-Wilson Inc	5.000%	3/01/31	BB	2,088,000
2,310	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	4/15/30	B+	2,125,200
7,635	Total Real Estate Management & Development				7,199,650
	Road & Rail – 0.4%
1,340	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	1,249,577
	Software – 1.6%
2,000	Condor Merger Sub Inc, 144A	7.375%	2/15/30	CCC+	1,918,480
4,000	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	3,630,000
6,000	Total Software				5,548,480
	Sovereign – 0.3%
1,000	Pakistan Global Sukuk Programme Co Ltd, 144A	7.950%	1/31/29	B3	932,620
	Specialty Retail – 3.0%
1,035	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	963,844
2,605	Asbury Automotive Group Inc, 144A	5.000%	2/15/32	BB	2,421,452
945	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	892,533
750	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	688,575
3,900	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	3,339,375
1,500	Staples Inc, 144A	7.500%	4/15/26	B	1,456,657

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail (continued)
$1,000	Staples Inc, 144A	10.750%	4/15/27	CCC+	$890,000
11,735	Total Specialty Retail				10,652,436
	Textiles, Apparel & Luxury Goods – 0.2%
725	Wolverine World Wide Inc, 144A	4.000%	8/15/29	Ba2	643,438
	Trading Companies & Distributors – 2.0%
2,090	Albion Financing 1 SARL / Aggreko Holdings Inc, 144A	6.125%	10/15/26	BB+	2,016,850
5,470	Albion Financing 2SARL, 144A	8.750%	4/15/27	BB-	5,265,969
7,560	Total Trading Companies & Distributors				7,282,819
	Transportation Infrastructure – 0.3%
1,000	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB-	962,500
	Wireless Telecommunication Services – 2.4%
1,375	America Movil SAB de CV, 144A	5.375%	4/04/32	A-	1,375,000
1,550	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB-	1,538,375
725	CT Trust, 144A	5.125%	2/03/32	Ba1	724,275
900	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	896,382
250	Millicom International Cellular SA, 144A	4.500%	4/27/31	BB+	232,824
1,050	Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba3	1,099,362
2,880	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	2,714,400
8,730	Total Wireless Telecommunication Services				8,580,618
$342,725	Total Corporate Bonds (cost $343,617,552)				323,447,824

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 16.1% (11.6% of Total Investments)
	Angola – 0.7%
$1,500	Angolan Government International Bond, 144A	8.250%	5/09/28	B3	$1,526,250
900	Angolan Government International Bond, 144A	8.000%	11/26/29	B-	903,258
2,400	Total Angola				2,429,508
	Argentina – 0.3%
169	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	57,665
548	Argentine Republic Government International Bond	0.500%	7/09/30	CCC+	183,566
544	Argentine Republic Government International Bond	2.500%	7/09/41	CCC+	191,711

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Argentina (continued)
$1,050	Provincia de Buenos Aires/Government Bonds, 144A	3.900%	9/01/37	CCC+	$447,310
2,311	Total Argentina				880,252
	Bahrain – 0.4%
1,450	Bahrain Government International Bond, 144A	7.000%	10/12/28	B+	1,569,811
	Brazil – 0.6%
1,250	Brazilian Government International Bond	3.875%	6/12/30	Ba2	1,152,375
1,200	Brazilian Government International Bond	5.000%	1/27/45	Ba2	1,066,812
2,450	Total Brazil				2,219,187
	Colombia – 0.5%
2,150	Colombia Government International Bond	3.250%	4/22/32	Baa2	1,794,971
	Costa Rica – 0.6%
2,050	Costa Rica Government International Bond, 144A	6.125%	2/19/31	B	2,070,521
	Dominican Republic – 1.1%
650	Dominican Republic International Bond, 144A	5.500%	2/22/29	BB-	641,875
1,000	Dominican Republic International Bond, 144A	4.500%	1/30/30	BB-	917,510
1,500	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB-	1,357,515
1,175	Dominican Republic International Bond, 144A	5.300%	1/21/41	BB-	1,019,324
4,325	Total Dominican Republic				3,936,224
	Ecuador – 0.5%
1,768	Ecuador Government International Bond, 144A	5.000%	7/31/30	B-	1,475,880
80	Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	44,540
371	Ecuador Government International Bond, 144A	1.000%	7/31/35	B-	242,948
2,219	Total Ecuador				1,763,368
	Egypt – 1.2%
1,300	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	1,278,493
1,200	Egypt Government International Bond, 144A	7.600%	3/01/29	B+	1,138,224

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Egypt (continued)
$2,300	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	$2,020,550
4,800	Total Egypt				4,437,267
	El Salvador – 0.1%
725	El Salvador Government International Bond, 144A	7.650%	6/15/35	B-	339,373
	Ghana – 0.7%
3,325	Ghana Government International Bond, 144A	8.125%	3/26/32	B-	2,394,000
	Guatemala – 0.6%
1,980	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	2,079,020
	Honduras – 0.2%
725	Honduras Government International Bond, 144A	6.250%	1/19/27	BB-	688,757
	Iraq – 0.6%
2,325	Iraq International Bond, 144A	5.800%	1/15/28	N/R	2,267,456
	Jamaica – 0.6%
1,700	Jamaica Government International Bond	7.875%	7/28/45	B+	2,193,017
	Jordan – 0.4%
500	Jordan Government International Bond, 144A	6.125%	1/29/26	B+	503,729
825	Jordan Government International Bond, 144A	5.850%	7/07/30	BB-	767,712
1,325	Total Jordan				1,271,441
	Kenya – 0.7%
2,000	Republic of Kenya Government International Bond, 144A	7.000%	5/22/27	B+	1,924,160
825	Republic of Kenya Government International Bond, 144A	6.300%	1/23/34	B+	707,437
2,825	Total Kenya				2,631,597
	Mongolia – 0.2%
675	Mongolia Government International Bond, 144A	4.450%	7/07/31	B	606,815
	Nigeria – 0.7%
1,200	Nigeria Government International Bond, 144A	6.125%	9/28/28	B2	1,101,600
1,425	Nigeria Government International Bond, 144A	7.875%	2/16/32	B2	1,347,052
2,625	Total Nigeria				2,448,652
	Oman – 1.2%
1,000	Oman Government International Bond, 144A	4.750%	6/15/26	Ba3	1,003,200
800	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	869,833
1,500	Oman Government International Bond, 144A	6.000%	8/01/29	Ba3	1,563,435

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oman (continued)
$800	Oman Sovereign Sukuk Co, 144A	4.875%	6/15/30	Ba3	$834,685
4,100	Total Oman				4,271,153
	Pakistan – 0.5%
1,000	Pakistan Government International Bond, 144A	6.000%	4/08/26	B3	785,000
1,450	Pakistan Government International Bond, 144A	6.875%	12/05/27	B-	1,140,425
2,450	Total Pakistan				1,925,425
	Paraguay – 0.2%
600	Paraguay Government International Bond, 144A	3.849%	6/28/33	Ba1	579,000
	Rwanda – 0.6%
2,450	Rwanda International Government Bond, 144A	5.500%	8/09/31	B+	2,232,440
	Senegal – 0.4%
1,500	Senegal Government International Bond, 144A	6.250%	5/23/33	Ba3	1,414,410
	Sri Lanka – 0.2%
1,500	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	CCC	742,500
	Turkey – 2.1%
1,800	Turkey Government International Bond	5.750%	3/22/24	B+	1,779,120
1,500	Turkey Government International Bond	5.125%	2/17/28	B+	1,316,340
1,250	Turkey Government International Bond	5.875%	6/26/31	B+	1,065,542
1,500	Turkey Government International Bond	6.500%	9/20/33	B+	1,309,140
1,250	Turkey Government International Bond	6.625%	2/17/45	B+	1,028,625
1,000	Turkiye Ihracat Kredi Bankasi AS, 144A	5.750%	7/06/26	B2	913,240
8,300	Total Turkey				7,412,007
	Ukraine – 0.2%
675	Ukraine Government International Bond, 144A	7.750%	9/01/25	B-	286,875
500	Ukraine Government International Bond, 144A	6.876%	5/21/29	B-	205,000
750	Ukraine Government International Bond, 144A	7.253%	3/15/33	B-	309,375
1,925	Total Ukraine				801,250
$65,210	Total Sovereign Debt (cost $64,333,971)				57,399,422

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 12.9% (9.3% of Total Investments) (4)
	Airlines – 1.1%
$750	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	$761,250
3,170	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	3,143,578
12	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	12,812
3,932	Total Airlines						3,917,640

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Auto Components – 0.4%
$1,095	Autokiniton US Holdings, Inc., Term Loan B	5.000%	3-Month LIBOR	4.500%	4/06/28	B	$1,081,640
268	Truck Hero, Inc., Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.250%	1/31/28	B2	260,744
1,363	Total Auto Components						1,342,384
	Beverages – 0.5%
1,985	Triton Water Holdings, Inc, Term Loan	4.506%	3-Month LIBOR	3.500%	3/31/28	B1	1,939,981
	Capital Markets – 0.7%
2,733	Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	2,659,697
	Chemicals – 0.1%
284	W.R. Grace & Co.-Conn., Term Loan B	4.813%	3-Month LIBOR	3.750%	9/22/28	BB+	282,732
	Containers & Packaging – 0.3%
1,000	Flex Acquisition Company, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	999,375
	Diversified Consumer Services – 0.9%
3,052	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	3,033,916
	Food Products – 0.6%
2,266	H Food Holdings LLC, Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	2,222,393
	Health Care Equipment & Supplies – 0.5%
1,980	Viant Medical Holdings, Inc., Term Loan, First Lien	4.207%	1-Month LIBOR	3.750%	7/02/25	B3	1,866,726
	Health Care Providers & Services – 1.6%
444	Da Vinci Purchaser Corp., Term Loan	5.006%	3-Month LIBOR	4.000%	11/26/26	B	443,435
2,854	Onex TSG Intermediate Corp., Term Loan B	5.500%	1-Month LIBOR	4.750%	2/26/28	B	2,836,502
2,590	U.S. Renal Care, Inc., Term Loan B	5.250%	1-Month LIBOR	5.000%	7/26/26	B2	2,389,621
5,888	Total Health Care Providers & Services						5,669,558
	Health Care Technology – 0.6%
319	Athenahealth, Inc., Term Loan, (6)	0.000%	1-Month LIBOR	3.500%	1/27/29	B2	316,051
1,881	Athenahealth, Inc., Term Loan B	4.000%	SOFR30A	3.500%	1/27/29	B2	1,864,699
2,200	Total Health Care Technology						2,180,750
	Hotels, Restaurants & Leisure – 0.2%
644	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	642,616
	Insurance – 0.1%
199	Alliant Holdings Intermediate, LLC, Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B	197,525

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	IT Services – 0.3%
$995	Ahead DB Holdings, LLC, Term Loan B	4.756%	3-Month LIBOR	3.750%	10/16/27	B+	$987,040
	Paper & Forest Products – 0.6%
2,278	Sylvamo Corporation, Term Loan B	5.000%	1-Month LIBOR	4.500%	9/13/28	BB+	2,229,375
	Personal Products – 0.2%
794	Journey Personal Care Corp., Term Loan B	5.256%	3-Month LIBOR	4.250%	3/01/28	B2	757,778
	Pharmaceuticals – 0.2%
892	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B-	838,009
	Semiconductors & Semiconductor Equipment – 0.5%
2,750	Bright Bidco B.V., Term Loan B	4.774%	6-Month LIBOR	3.500%	6/30/24	CCC	1,665,043
	Software – 2.3%
1,990	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	1,990,000
3,474	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	3,435,304
997	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	991,515
1,244	McAfee, LLC, Term Loan B	4.500%	SOFR90A	4.000%	2/03/29	BB+	1,237,370
473	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	467,899
8,178	Total Software						8,122,088
	Specialty Retail – 1.0%
1,489	Great Outdoors Group, LLC, Term Loan B	5.000%	3-Month LIBOR	4.250%	3/05/28	BB-	1,485,259
1,990	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	1,986,268
223	WOOF Holdings, Inc, Term Loan, First Lien	4.678%	3-Month LIBOR	3.750%	12/21/27	B2	221,917
3,702	Total Specialty Retail						3,693,444
	Wireless Telecommunication Services – 0.2%
746	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	741,821
$47,861	Total Variable Rate Senior Loan Interests (cost $46,887,416)						45,989,891

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.4% (6.1% of Total Investments)
	Automobiles – 0.4%
$1,473	General Motors Financial Co Inc	5.750%	N/A (7)	BB+	$1,469,318
	Banks – 1.1%
2,000	Citigroup Inc	5.000%	N/A (7)	BBB-	1,980,000
1,000	NBK Tier 1 Ltd, 144A	3.625%	N/A (7)	Baa3	932,800
770	SVB Financial Group	4.100%	N/A (7)	Baa2	654,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$475	Turkiye Garanti Bankasi AS, 144A	6.125%	5/24/27	B-	$469,113
4,245	Total Banks				4,036,413
	Capital Markets – 0.5%
1,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Baa3	1,882,500
	Communications Equipment – 0.9%
3,500	Vodafone Group PLC	4.125%	6/04/81	BB+	3,177,790
	Consumer Finance – 0.4%
1,500	Ally Financial Inc	4.700%	N/A (7)	Ba2	1,411,965
	Electric Utilities – 0.5%
2,000	Edison International	5.375%	N/A (7)	BB+	1,929,500
	Food Products – 0.7%
1,500	Land O' Lakes Inc, 144A	8.000%	N/A (7)	BB	1,593,750
1,000	Land O' Lakes Inc, 144A	7.000%	N/A (7)	BB	1,052,500
2,500	Total Food Products				2,646,250
	Independent Power & Renewable Electricity Producers – 0.6%
2,000	Vistra Corp, 144A	7.000%	N/A (7)	Ba3	1,947,500
	Insurance – 0.9%
1,750	Assurant Inc	7.000%	3/27/48	BB+	1,846,250
1,250	Enstar Finance LLC	5.750%	9/01/40	BB+	1,249,700
3,000	Total Insurance				3,095,950
	Media – 0.5%
1,750	Paramount Global	6.375%	3/30/62	Baa3	1,766,625
	Multi-Utilities – 0.4%
1,500	Algonquin Power & Utilities Corp	4.750%	1/18/82	BB+	1,398,600
	Oil, Gas & Consumable Fuels – 0.4%
1,400	Energy Transfer LP	6.500%	N/A (7)	BB	1,375,920
	Trading Companies & Distributors – 0.7%
1,000	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	979,140
1,750	AerCap Holdings NV	5.875%	10/10/79	BB+	1,680,000
2,750	Total Trading Companies & Distributors				2,659,140
	Wireless Telecommunication Services – 0.4%
1,300	Network i2i Ltd, 144A	5.650%	N/A (7)	BB	1,287,650
$30,418	Total $1,000 Par (or similar) Institutional Preferred (cost $30,672,205)				30,085,121

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Principal Amount (000)	Description (1), (8)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 6.1% (4.4% of Total Investments)
	Banks – 4.7%
$1,900	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (7)	Ba2	$1,907,125
1,980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (7)	Ba2	1,945,350
1,500	Banco Santander SA	4.750%	N/A (7)	Ba1	1,383,000
1,000	Banco Santander SA, Reg S	7.500%	N/A (7)	Ba1	1,037,500
1,000	Bancolombia SA	4.625%	12/18/29	Ba3	962,500
1,500	Barclays PLC	6.125%	N/A (7)	BBB-	1,531,875
1,500	Barclays PLC	4.375%	N/A (7)	BBB-	1,321,125
1,000	BNP Paribas SA, 144A	7.000%	N/A (7)	BBB	1,080,000
1,500	Danske Bank A/S, Reg S	4.375%	N/A (7)	BBB-	1,405,344
1,425	Intesa Sanpaolo SpA, 144A	7.700%	N/A (7)	BB-	1,489,125
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (7)	BB+	1,993,000
900	Societe Generale SA, 144A	4.750%	N/A (7)	BB+	838,125
17,205	Total Banks				16,894,069
	Capital Markets – 1.4%
1,500	Credit Suisse Group AG, 144A	7.500%	N/A (7)	BB+	1,522,875
750	Credit Suisse Group AG, 144A	6.375%	N/A (7)	BB+	740,302
2,650	Deutsche Bank AG	6.000%	N/A (7)	BB-	2,583,750
4,900	Total Capital Markets				4,846,927
$22,105	Total Contingent Capital Securities (cost $22,145,941)				21,740,996

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.4% (1.0% of Total Investments)
	Banks – 0.5%
25,200	Western Alliance Bancorp	4.250%	Ba1	$612,612
39,371	Wintrust Financial Corp	6.875%	BB	1,109,475
	Total Banks			1,722,087
	Insurance – 0.5%
38,288	Assurant Inc	5.250%	BB+	889,047
30,000	Enstar Group Ltd	7.000%	BB+	788,400
	Total Insurance			1,677,447
	Oil, Gas & Consumable Fuels – 0.4%
60,000	NuStar Energy LP	7.592%	B2	1,441,800
	Total $25 Par (or similar) Retail Preferred (cost $4,857,926)			4,841,334

Shares	Description (1)	Value
	COMMON STOCKS – 0.2% (0.2% of Total Investments)
	Airlines – 0.2%
47,127	Grupo Aeromexico SAB de CV, (9)	$805,590
	Total Common Stocks (cost $885,858)	805,590

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 0.2%
$750	Industrial DPR Funding Ltd, 144A	5.380%	4/15/34	BBB	$750,000
$750	Asset-Backed Securities (cost $750,000)				750,000
	Total Long-Term Investments (cost $514,150,869)				485,060,178

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.7% (1.9% of Total Investments)
	REPURCHASE AGREEMENTS – 2.7% (1.9% of Total Investments)
$9,569	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $9,569,011, collateralized by $9,787,500, U.S. Treasury Bills, 0.000%, due 8/04/22, value $9,760,477	0.000%	4/01/22	$9,569,011
	Total Short-Term Investments (cost $9,569,011)			9,569,011
	Total Investments (cost $523,719,880) – 138.7%			494,629,189
	Borrowings – (40.9)% (10), (11)			(146,000,000)
	Other Assets Less Liabilities – 2.2% (12)			8,038,817
	Net Assets Applicable to Common Shares – 100%			$356,668,006
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$15,350	$15,350
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$323,447,824	$ —	$323,447,824
Sovereign Debt	—	57,399,422	—	57,399,422
Variable Rate Senior Loan Interests	—	45,989,891	—	45,989,891
$1,000 Par (or similar) Institutional Preferred	—	30,085,121	—	30,085,121
Contingent Capital Securities	—	21,740,996	—	21,740,996
$25 Par (or similar) Retail Preferred	4,841,334	—	—	4,841,334
Common Stocks	805,590	—	—	805,590
Asset-Backed Securities	—	750,000	—	750,000
Short-Term Investments:
Repurchase Agreements	—	9,569,011	—	9,569,011
Investments in Derivatives:
Interest Rate Swaps*	—	15,350	—	15,350
Total	$5,646,924	$488,997,615	$ —	$494,644,539

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Perpetual security. Maturity date is not applicable.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Borrowings as a percentage of Total Investments is 29.5%.
(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(12)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A	30 Day Average Secured Overnight Financing Rate
SOFR90A	90 Day Average Secured Overnight Financing Rate
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.